Schedule of Accounts Payable and Other Current Liabilities (Details) (Parenthetical) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Reclassified amount due to related party	$ 377,317
The Sire Group Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Reclassified amount due to related party	$ 377,317